Stated capital (Tables)	12 Months Ended
Dec. 31, 2021
Stated capital
Schedule of share capital

	Class A shares pre-IPO / Ordinary Shares post-IPO				Class B shares pre-IPO
			Stated				Stated
			capital net				capital net
	Number of	Stated	of issue		Number of	Stated	of issue
	shares	capital	costs		shares	capital	costs
	000’s	$'000	$'000		000’s	$'000	$'000

At January 1, 2019	130,147,167	4,220,967	4,219,488		16,558,927	299,405	299,014
Issued on exercise of warrants*	345,400	12,368	12,368		—	—	—
December 31, 2019	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

At January 1, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

December 31, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014
Reclassification of Class A and Class B shares to ordinary shares	16,558,927	299,405	299,014		(16,558,927)	(299,405)	(299,014)

Impact of reverse share split	(146,757,391)	—	—		—	—	—
Shares issued on IPO	18,000	378,000	378,000		—	—	—
Share issue costs	—	—	(28,154)		—	—	—
Shares issued on exercise of options	15,717	342,768	342,768		—	—	—

At December 31, 2021**	327,820	5,253,508	5,223,484	*	—	—	—